Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 219.7	€ 202.4
Property, plant and equipment	609.2	322.5
Right-of-use assets	211.9	197.9
Other financial assets	80.2	21.3
Other non-financial assets	6.5	14.4
Deferred tax assets	229.6	0.0
Total non-current assets	1,357.1	758.5
Current assets
Inventories	439.6	502.5
Trade and other receivables	7,145.6	12,381.7
Other financial assets	189.4	381.6
Other non-financial assets	271.9	113.4
Income tax assets	0.4	0.4
Cash and cash equivalents	13,875.1	1,692.7
Total current assets	21,922.0	15,072.3
Total assets	23,279.1	15,830.8
Equity
Share capital	248.6	246.3
Capital reserve	1,828.2	1,674.4
Treasury shares	(5.3)	(3.8)
Retained earnings	18,833.0	9,882.9
Other reserves	(848.9)	93.9
Total equity	20,055.6	11,893.7
Non-current liabilities
Lease liabilities, loans and borrowings	176.2	171.6
Other financial liabilities	6.1	6.1
Income tax liabilities	10.4	4.4
Provisions	8.6	184.9
Contract liabilities	48.4	9.0
Other non-financial liabilities	17.0	12.8
Deferred tax liabilities	6.2	66.7
Total non-current liabilities	272.9	455.5
Current liabilities
Lease liabilities, loans and borrowings	36.0	129.9
Trade payables	204.1	160.0
Other financial liabilities	785.1	1,190.4
Refund liabilities	24.4	90.0
Income tax liabilities	595.9	1,568.9
Provisions	367.2	110.2
Contract liabilities	77.1	186.1
Other non-financial liabilities	860.8	46.1
Total current liabilities	2,950.6	3,481.6
Total liabilities	3,223.5	3,937.1
Total equity and liabilities	€ 23,279.1	€ 15,830.8